Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	15 Months Ended			0 Months Ended		0 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013 item	Jan. 31, 2012	Jan. 31, 2011	Apr. 17, 2013 Common stock	Apr. 17, 2013 Common stock	Apr. 17, 2013 Common stock	Jan. 31, 2013 Common stock Other assets	Apr. 30, 2013 Common stock Accounts payable	Mar. 27, 2013 Redeemable convertible preferred stock	Aug. 31, 2011 Redeemable convertible preferred stock	Mar. 27, 2013 Redeemable convertible preferred stock Warrants
Initial Public Offering
Shares issued in initial public offering (in shares)						6,900,000
Shares sold pursuant to the underwriters' option to purchase additional shares						900,000
Offering price (in dollars per share)						$ 14.00	$ 14.00	$ 14.00				$ 12.23
Shares of common stock issued upon conversion of redeemable convertible preferred stock (in shares)						14,335,869
Proceeds from our IPO, net of underwriting discounts and commissions, but before offering expenses						$ 89,800,000
Offering expenses								2,900,000
Deferred offering costs	2,900,000		1,500,000						1,500,000
Offering expenses, and additional expenses incurred and reclassified as additional paid-in capital							1,400,000
Accrued Offering Costs										1,200,000
Reverse Stock Split
Reverse stock split, conversion ratio											0.4		0.4
Reverse stock split, exercise price adjustment ratio													0.4
Segments
Number of operating segment			1
Allowance for doubtful accounts activity and balances
Balance at beginning of period	48,000	42,000	42,000	39,000	65,000
Charges for bad debts	13,000	2,000	83,000	11,000	90,000
Write-offs and adjustments	(2,000)	(2,000)	(77,000)	(8,000)	(116,000)
Balance at end of period	$ 59,000	$ 42,000	$ 48,000	$ 42,000	$ 39,000